Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Current liabilities
Summary of deferred income

	March 31,	December 31,
	2022	2021

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly up-front payment and premium on equity consideration	18,693	19,143
Yarrow up-front payment and premium on equity consideration	—	73
Foundation for Fighting Blindness grant	494	561
Horizon 2020 grant	20	25

Total deferred income	19,207	19,802
Current portion	(5,656)	(5,115)
	13,551	14,687